Employee Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefit expenses incurred	¥ 38,726
Predecessor
Employee benefit expenses incurred		¥ 28,312	¥ 19,014